Acquisitions and Investments - Additional Information (Details)											1 Months Ended						3 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 21, 2022 USD ($) $ / shares shares	Jun. 06, 2022 USD ($) $ / shares	May 12, 2022 $ / shares shares	Mar. 04, 2022 USD ($)	Feb. 16, 2022 USD ($) d FLEET Day $ / shares	Feb. 15, 2022 USD ($)	Feb. 14, 2022 USD ($)	Feb. 04, 2022 USD ($)	Feb. 02, 2022 USD ($) Day DIRECTOR FLEET $ / shares	Dec. 22, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) DIRECTOR shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021	May 17, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Feb. 09, 2022 USD ($)	Dec. 23, 2021 USD ($)
Business Acquisition [Line Items]
Revenues																	$ 589,844,000			$ 174,819,000			$ 934,824,000	$ 324,405,000	$ 768,353,000	$ 547,679,000
Pretax earnings																	(74,205,000)			8,889,000			(99,083,000)	34,903,000	43,724,000	117,966,000
Severance costs																									(500,000)
Noncash income																	989,000			$ 53,000			9,220,000	$ 240,000	(111,000)	324,000
Preferred units purchased
Percentage of preferred unit purchased																			20.00%
Noncontrolling interests											92,863,000			1,039,000			92,863,000		$ 1,039,000				92,863,000		1,039,000
Property, plant and equipment											$ 664,245,000			$ 363,687,000			664,245,000		$ 363,687,000				$ 664,245,000		$ 363,687,000	429,684,000
Investment in associate eliminated																										$ 1,260,000
Stock Issued During Period, Value, New Issues																	$ 1,011,000
Termination fee	$ 8,000,000
Reimbursement of expenses	$ 3,000,000
Common Class A
Business Acquisition [Line Items]
Common stock, authorized | shares											600,000,000			600,000,000			600,000,000		600,000,000				600,000,000		600,000,000
Common stock, par value | $ / shares											$ 0.01			$ 0.01			$ 0.01		$ 0.01				$ 0.01		$ 0.01
Sale of stock, offering price per share | $ / shares	$ 21.49
Conversion of common stock | shares | shares																							0.3366
Sale of stock, net proceeds		$ 301,700,000
USWSClassACommonStockMember [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares											$ 0.0001						$ 0.0001						$ 0.0001
Stock consideration payable	$ 270,000,000
Sale of stock, offering price per share | $ / shares	$ 7.23
Sale of stock, net proceeds	$ 93,000,000
Outstanding indebtedness assumed	55,000,000
Repayment of debt	170,000,000
Subsequent Event
Business Acquisition [Line Items]
Cash consideration																									$ 44,400,000
IPO
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues																	$ 227,730,000
IPO | Common Class A
Business Acquisition [Line Items]
Common stock, par value | $ / shares			$ 0.01
Sale of stock, offering price per share | $ / shares			$ 18
Sale of stock, number of shares sold | shares			16,000,000
THRC Holdings
Business Acquisition [Line Items]
Cash consideration								$ 30,000,000
Rights agreement amount								8,100,000
Farris Wilks | Common Class A
Business Acquisition [Line Items]
Sale of stock, net proceeds	$ 88,900,000
Sale of stock, number of shares sold | shares	4,138,596
Eagleton Venture Inc | Eagleton Right Agreement
Business Acquisition [Line Items]
Cash consideration														$ 3,900,000
Ownership percentage														15.172%					15.172%						15.172%
Eagleton Venture Inc | Eagleton Right Agreement | Common Class A
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues																									$ 3,900,000
Eagleton Venture Inc | Eagleton Right Agreement | Other Current Liabilities
Business Acquisition [Line Items]
Business Combination Consideration Liability														$ 3,900,000					$ 3,900,000						$ 3,900,000
Eagleton Venture Inc | Eagleton Right Agreement | Subsequent Event
Business Acquisition [Line Items]
Minority interests purchased						$ 3,900,000							$ 3,900,000
Best Flow [Member]
Business Acquisition [Line Items]
Ownership percentage														2.302%					2.302%						2.302%
Payment To Acquire Minority Interest Ownership By Non Controlling Owners														$ 600,000
F T S International Inc [Member] | THRC Holdings | FTSI Merger Agreement
Business Acquisition [Line Items]
Ownership percentage				19.50%
F T S International Inc [Member] | Farris Wilks | FTSI Merger Agreement
Business Acquisition [Line Items]
Percentage of distributed equity owned by related parties				50.00%
F T S International Inc [Member]
Business Acquisition [Line Items]
Purchase price				$ 405,700,000
Cash consideration				332,800,000
Equity interest				72,900,000
Revenues																		$ 48,600,000
Pretax earnings																		100,000
Number of new directors | DIRECTOR									2
Total liabilities assumed											$ 96,413,000						96,413,000						$ 96,413,000
F T S International Inc [Member] | Subsequent Event
Business Acquisition [Line Items]
Purchase price				407,500,000
Cash consideration				334,600,000
Equity interest				$ 72,900,000
Total liabilities assumed														109,811,000					$ 109,811,000						$ 109,811,000
F T S International Inc [Member] | Selling, General, and Administrative
Business Acquisition [Line Items]
Acquisition related costs																		3,700,000
Severance costs																		$ 9,300,000
F T S International Inc [Member] | FTSI Merger Agreement | Pro Frac L L C
Business Acquisition [Line Items]
Percentage of acquired equity distributed by subsidiaries				80.50%
Flotek Industries, Inc
Business Acquisition [Line Items]
Revenues																	6,100,000
Pretax earnings																	$ 8,500,000
Minimum number of hydraulic fleets | FLEET									10
Term of agreement on hydraulic fleets					10 years				3 years
Percentage of margin for agreement									7.00%
Equity method investment, ownership percentage									17.00%			43.00%
Number of hydraulic fleets increased | FLEET					30
Number of additional directors | DIRECTOR												2
Sale of Stock, Description of Transaction																							The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount
Percentage of accrued paid-in-kind interest rate					10.00%
Debt instrument, term					1 year
Weighted average trading price | $ / shares									$ 2.5
Debt instrument, face amount					$ 20,000,000
Noncash income																						$ 10,200,000
Supply agreement contract liability																						9,900,000
Percentage of loss allocated noncontrolling interests																	100.00%
Fair value of previously held interest in 10% Convertible PIK Notes																						$ 30,200,000
Common stock, authorized | shares											13,100,000						13,100,000						13,100,000
Common stock, par value | $ / shares		$ 0.0001
Payments for repurchase of common stock											$ 19,500,000
Stock consideration payable											4,500,000
Flotek Industries, Inc | Common Class A
Business Acquisition [Line Items]
Principal amount of notes					$ 50,000,000				$ 10,000,000
Flotek Industries, Inc | Debt Instrument, Redemption, Period One
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares					$ 1.088125				$ 1.088125
Debt instrument, convertible, threshold trading days | Day									20
Debt instrument, convertible, threshold consecutive trading days | Day									30
Flotek Industries, Inc | Debt Instrument, Redemption, Period Two
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares									$ 1.088125
Weighted average trading price | $ / shares					$ 2.5
Debt instrument, convertible, threshold trading days | d					20
Debt instrument, convertible, threshold consecutive trading days | d					30
Flotek Industries, Inc | Debt Instrument, Redemption, Period Three
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares					$ 0.8705
Flotek Industries, Inc | Subsequent Event
Business Acquisition [Line Items]
Minimum number of hydraulic fleets | FLEET									10
Term of agreement on hydraulic fleets									3 years
Percentage of margin for agreement									7.00%
Number of hydraulic fleets increased | d					30
Sale of Stock, Description of Transaction																									The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate					10.00%
Debt instrument, term					1 year
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period One
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares					$ 1.088125
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period Two
Business Acquisition [Line Items]
Weighted average trading price | $ / shares					$ 2.5
Debt instrument, convertible, threshold trading days | Day					20
Debt instrument, convertible, threshold consecutive trading days | Day					30
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period Three
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares					$ 0.8705
Flotek Industries, Inc | Maximum
Business Acquisition [Line Items]
Number of new directors | DIRECTOR												4
Flotek Industries, Inc | Private Offering
Business Acquisition [Line Items]
Principal amount of notes									$ 10,000,000
Flotek Industries, Inc | Private Offering | Subsequent Event
Business Acquisition [Line Items]
Principal amount of notes									$ 10,000,000
Basin Production and Completion LLC
Business Acquisition [Line Items]
Investment											$ 49,800,000						$ 49,800,000						$ 49,800,000
Preferred units purchased																											$ 4,200,000	$ 46,000,000	$ 4,200,000
Percentage of preferred unit purchased																					20.00%
Basin Production and Completion LLC | A-1 & B-1 Preferred Units
Business Acquisition [Line Items]
Preferred units purchased																												$ 40,000,000
Basin Production and Completion LLC | FHE USA LLC
Business Acquisition [Line Items]
Preferred units purchased							$ 6,000,000
Loan made							$ 1,250,000
Interest rate effective percentage							5.00%
Debt instrument maturity date							Feb. 14, 2027
EKU
Business Acquisition [Line Items]
Equity method investment, ownership percentage																75.00%
Noncontrolling interests										$ 1,200,000						$ 1,200,000
Percentage of equity purchased										25.00%
Net working capital																2,500,000
Property, plant and equipment																400,000
Intangible assets																3,500,000
Debt																1,400,000
Investment in associate eliminated																3,700,000
EKU | Maximum
Business Acquisition [Line Items]
Equity method investment, ownership percentage										50.00%
Percentage of equity purchased										50.00%
EKU | Minimum
Business Acquisition [Line Items]
Equity method investment, ownership percentage										20.00%
Percentage of equity purchased										20.00%
Munger Ranch
Business Acquisition [Line Items]
Cash consideration																$ 30,000,000							30,000
Percentage of outstanding shares of common stock																1.50%
Liquidation percentage																100.00%
Business combination, Fair value																							$ 4,000,000
Munger Ranch | Common Class A
Business Acquisition [Line Items]
Share issued during period, new issues | shares												2,114,273
Munger Ranch | Other Current Liabilities
Business Acquisition [Line Items]
Total liabilities assumed														$ 30,000,000					$ 30,000,000						$ 30,000,000
Munger Ranch | IPO
Business Acquisition [Line Items]
Cash consideration												$ 38,100,000
Munger Ranch | IPO | Common Class A
Business Acquisition [Line Items]
Cash consideration												$ 30,000,000
Share issued during period, new issues | shares												2,114,273
Munger Ranch | THRC Holdings
Business Acquisition [Line Items]
Cash consideration								30,000,000
Rights agreement amount								8,100,000
Munger Ranch | THRC Holdings | Subsequent Event
Business Acquisition [Line Items]
Cash consideration								30,000,000
Rights agreement amount								$ 8,100,000
iQ-TEQ, LLC
Business Acquisition [Line Items]
Cash consideration															$ 2,200,000
Net working capital															200,000
Property, plant and equipment															100,000
Intangible assets															2,400,000
Debt															$ 400,000